Note 3 - Business Combination - Warrant Valuation Assumptions (Details) - Warrants Issued for CVie Acquisition [Member]	Dec. 21, 2018
Measurement Input, Price Volatility [Member]
Measurement input	1.16
Measurement Input, Expected Term [Member]
Measurement input	2.5
Measurement Input, Risk Free Interest Rate [Member]
Measurement input	0.0262